Document and Entity Information	Nov. 03, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2022
Entity Registrant Name	TABULA RASA HEALTHCARE, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37888
Entity Tax Identificatoin Number	46-5726437
Entity Address, Address Line One	228 Strawbridge Drive
Entity Address, Adress Line Two	Suite 100
Entity Address, City or Town	Moorestown
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08057
City Area Code	866
Local Phone Number	648-2767
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	TRHC
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001651561
Amendment Flag	false